Convertible debenture (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	Nov. 12, 2021 CAD ($) $ / shares	Nov. 12, 2021 USD ($)	Jun. 21, 2023 USD ($) $ / shares	Oct. 22, 2022 CAD ($)	Oct. 22, 2022 USD ($) $ / shares	Apr. 28, 2021 CAD ($)	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Oct. 30, 2023 USD ($)
Statement [Line Items]
Interest rate			9.50%	8.00%	8.00%
Description payment redemption premium							The Convertible Debenture was: redeemable at the Company’s option to prepay the principal amount subject to payment of a redemption premium of 30% during the first year, 20% during the second year, and 10% during the third year prior to maturity (the “Redemption Option”); retractable at the holder’s option at a cumulative $0.3 million CAD per month starting in the second month from inception where the Company may settle the retraction amount through either cash or issuance of the Company’s common shares determined by dividing 95% of the 20 day volume weighted average price of the Company’s common shares (the “Retraction Option”); and convertible at the holder’s option into the Company’s common shares at a conversion price of $3.35 CAD (the “Conversion Option”)	The Convertible Debenture was: redeemable at the Company’s option to prepay the principal amount subject to payment of a redemption premium of 30% during the first year, 20% during the second year, and 10% during the third year prior to maturity (the “Redemption Option”); retractable at the holder’s option at a cumulative $0.3 million CAD per month starting in the second month from inception where the Company may settle the retraction amount through either cash or issuance of the Company’s common shares determined by dividing 95% of the 20 day volume weighted average price of the Company’s common shares (the “Retraction Option”); and convertible at the holder’s option into the Company’s common shares at a conversion price of $3.35 CAD (the “Conversion Option”)
Net derivative liability (in Dollars)		$ 2,100	$ 1,300		$ 1,300
Principal balance	$ 6,300		8,000	$ 7,000							$ 2,000
Outstanding principal amount	18,800		33,800	25,800							$ 35,800
Option retractable cumulative amount	300		500	450
Cumulative amount	$ 450		$ 1,000	$ 500
Addition interest rate			11.00%	9.50%	9.50%
Cumulated retraction balance amount				$ 1,500
Convertible debenture amount							$ 370		$ 720
Issuance shares (in Shares) | shares							8,329,064	8,329,064	11,240,839
Recognized gain (in Dollars)								$ 100	$ 200	$ 200
Top of range
Statement [Line Items]
Conversion price (in Dollars per share) | (per share)	$ 3.35		$ 1.00		$ 1.48
Bottom of range
Statement [Line Items]
Conversion price (in Dollars per share) | (per share)	$ 1.48		$ 0.80		$ 1
RoyCap Convertible Debenture [Member]
Statement [Line Items]
Convertible debenture						$ 12,500
Interest rate						8.00%
Maturity Date						Apr. 28, 2024